Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2012
Loss Contingencies [Line Items]
Guarantee contracts and stand-by letters of credit	$ 172.6
Guarantees [Member]
Loss Contingencies [Line Items]
Loss Contingency	126.8
Stand-by Letters of Credit [Member]
Loss Contingencies [Line Items]
Loss Contingency	45.8
2014 California Lawsuit [Member]
Loss Contingencies [Line Items]
Legal costs	9.0
2012 Class Action Lawsuit [Member]
Loss Contingencies [Line Items]
Legal costs		10.0
Settlement agreement		$ 8.0